DERIVATIVES AND HEDGING (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 705	$ 0
Derivatives not designated as hedging instruments:	49	0
Notional amounts of outstanding derivatives	43,478	0
Foreign exchange contracts
Derivative [Line Items]
Derivatives not designated as hedging instruments:	7,465	0
Foreign exchange contracts | NIS
Derivative [Line Items]
Derivatives designated as hedging instruments	36,013	0
Foreign exchange contracts | GBP
Derivative [Line Items]
Derivatives not designated as hedging instruments:	4,054	0
Foreign exchange contracts | Euro
Derivative [Line Items]
Derivatives not designated as hedging instruments:	2,830
Foreign exchange contracts | AUD
Derivative [Line Items]
Derivatives not designated as hedging instruments:	$ 581	$ 0